Reconciliation of Movement in Net Borrowings - Schedule of Information about Reconciliation of Movement in Net Borrowings (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Net increase/(decrease) in cash and cash equivalents before exchange	£ 692	£ (203)
Net increase in bonds and other borrowings	(1,974)	(1,099)
Net increase in net borrowings from cash flows	(1,282)	(1,302)
Exchange differences on net borrowings	(32)	47
Other non-cash items	53	(51)
Net borrowings at beginning of the period	(9,091)	(7,892)
Net borrowings at end of the period	£ (10,352)	£ (9,198)